Income taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deferred Tax Assets And Liabilities Abstract
Operating lease liabilities	$ 4,485	$ 5,178
Deferred revenues	3,735	4,595
Stock compensation	2,348	17,422
Bitcoin		29,111
Intangible assets	6,523	6,501
Net operating loss carryforwards	116,872	150,167
Other deferred tax assets	2,058	2,393
Total deferred tax assets	136,021	215,367
Valuation allowance	(65,600)	(108,060)
Net deferred tax assets	70,421	107,307
Deferred income tax liabilities:
Derivative asset	(21,898)	(22,678)
Right of use asset	(4,289)	(5,043)
Fixed assets	(19,189)	(79,586)
Bitcoin	(23,300)
Other deferred tax liabilities	(1,745)
Total deferred tax liabilities	(70,421)	(107,307)
Net deferred tax assets (liabilities)